Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($)	Feb. 28, 2022	Nov. 30, 2021
Current assets
Cash	$ 3,574,605	$ 4,305,461
Receivables	450,775	778,505
Prepaids	172,147	50,644
Acquisition advances	1,624,548	1,702,882
Total current assets	5,822,075	6,837,492
Restricted cash	54,338	53,937
Investment in content	87,586	40,984
Equipment		30,312
Intangible assets	3,542,687	3,636,078
Right-of-use assets	117,906	133,984
Goodwill	1,634,463	833,493
Total assets	11,259,055	11,566,280
Current liabilities
Accounts payable and accrued liabilities	2,093,029	2,001,732
Corporate income taxes payable	5,206	5,206
Deferred revenue	684,481	183,994
Current portion of long-term debt	4,092
Current portion of lease liability	63,171	61,703
Total current liabilities	2,849,979	2,252,635
Long-term debt	156,679	158,265
Lease liability	56,998	73,472
Deferred income taxes	659,025	763,120
Derivative liability	991,886	1,277,200
Liabilities	4,714,567	4,524,692
SHAREHOLDERS' EQUITY
Share capital	35,336,670	35,102,920
Reserves	3,540,705	3,400,835
Accumulated deficit	(32,332,887)	(31,462,167)
Total Equity	6,544,488	7,041,588
Total equity and liabilities	$ 11,259,055	$ 11,566,280